Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable, net [Abstract]
Summary of accounts receivable
	December 31, 2018	December 31, 2017
Accounts receivable	$178,883	$272,027
Accounts receivable - related parties	$151,612	$53,791
Less: allowance for doubtful accounts	$-	$-
Total accounts receivable, net	$330,495	$325,818